Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill [abstract]
Beginning balance	¥ 19,542	¥ 19,493
Business combinations	105	49
Ending balance	¥ 19,647	¥ 19,542